Retirement benefits - Summary of Principal Financial Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
United Kingdom [member]
Disclosure of defined benefit plan actuarial assumptions [line items]
Pension increases	3.40%	3.00%	2.70%
Inflation rate	3.40%	3.00%	2.70%
Discount rate	1.80%	1.40%	2.10%
United States [member]
Disclosure of defined benefit plan actuarial assumptions [line items]
Discount rate	2.40%	1.90%	2.90%
Ultimate rate that the cost trend rate trends to	4.50%	4.50%	4.50%
United States [member] | Pre 65 [member]
Disclosure of defined benefit plan actuarial assumptions [line items]
Healthcare cost trend rate	6.20%	6.40%	6.70%
United States [member] | Post 65 [member]
Disclosure of defined benefit plan actuarial assumptions [line items]
Healthcare cost trend rate	6.50%	6.80%	7.10%
US post-retirement plan
Disclosure of defined benefit plan actuarial assumptions [line items]
Discount rate	2.40%	2.00%	2.90%